Other Intangible Assets, net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets	Other intangible assets, net
Accounting Policy
Other intangible assets include brands, intellectual property, developed technology, customer relationships, and other intangible assets not yet available for use. These finite-lived intangible assets are stated at cost, less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets.
Finite-lived intangible assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life. The following table shows the respective useful lives for other intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

As of December 31, 2019 other intangible assets consist mainly of brands, intellectual property, developed technology, customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

(in millions)	Brands €	Intellectual property €	Developed technology €	Customer relationships €	Other €	Total €
Cost
Balance at January 1, 2018	38.2	61.9	1,199.9	228.6	32.2	1,560.8
Additions	—	5.0	—	—	37.0	42.0
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	1.0	2.0	—	—	(3.0)	—
Balance at December 31, 2018	39.2	68.9	1,199.9	228.6	66.2	1,602.8
Additions	—	73.7	—	—	42.1	115.8
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.3)	(0.2)	0.2	—	2.4	2.1
Balance at December 31, 2019	38.9	142.4	1,200.1	228.6	110.5	1,720.5

Accumulated amortization
Balance at January 1, 2018	4.8	60.0	264.2	57.8	8.0	394.8
Amortization	1.9	1.2	82.1	12.7	5.8	103.7
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	0.7	1.6	0.2	—	(2.2)	0.3
Balance at December 31, 2018	7.4	62.8	346.5	70.5	11.6	498.8
Amortization	1.9	7.8	82.0	12.7	11.0	115.4
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.1)	—	0.1	—	2.1	2.1
Balance at December 31, 2019	9.2	70.6	428.6	83.2	24.5	616.1

Carrying amount
December 31, 2018	31.8	6.1	853.4	158.1	54.6	1,104.0
December 31, 2019	29.7	71.8	771.5	145.4	86.0	1,104.4

Additions in Intellectual property consist of intellectual property assets acquired from Mapper during 2019.
During 2019, we recorded amortization charges of €115.4 million (2018: €103.7 million; 2017: €105.5 million) which were recorded in cost of sales for €97.4 million (2018: €97.2 million; 2017: €99.7 million), in R&D costs for €7.5 million (2018: €1.3 million and 2017: €2.1 million) and in SG&A costs for €10.5 million (2018: €5.2 million and 2017: €3.7 million).
As of December 31, 2019, the other intangible assets not yet available for use amount to €14.9 million (2018: €37.0 million) and are allocated to Reporting Unit ASML.
During 2019 we recorded no impairment charges (2018: €0.0 million; 2017: €0.1 million).
As of December 31, 2019, the estimated amortization expenses for other intangible assets, for the next 5 years and thereafter, are as follows:

(in millions)	€
2020	120.0
2021	120.0
2022	117.0
2023	109.0
2024	102.0
Thereafter	536.4
Amortization expenses	1,104.4